Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6. Commitments and Contingencies
Contract Manufacturer Commitments
The Company relies on a third-party foundry and contract manufacturer for the manufacturing of its products. Generally, its foundry agreements do not have volume purchase commitments and primarily provide for purchase commitments based on purchase orders. Purchase orders are placed in advance with consideration of estimates of future demand. These purchase orders can be canceled and rescheduled upon agreement of the Company and the contract manufacturer. As of September 30, 2025, the Company had total manufacturing purchase commitments of $6.3 million.
Litigation
From time to time, the Company may become involved in various legal actions arising in the ordinary course of business. As of September 30, 2025, management was not aware of any existing, pending, or threatened legal actions that would have a material impact on the financial position, results of operations, or cash flows of the Company.

9. Commitments and Contingencies
Contract Manufacturer Commitments
The Company relies on a third-party foundry and contract manufacturer for the manufacturing of its products. Generally, its foundry agreements do not have volume purchase commitments and primarily provide for purchase commitments based on purchase orders. Purchase orders are placed in advance with consideration of estimates of future demand. These purchase orders can be canceled and rescheduled upon agreement of the Company and the contract manufacturer. As of December 31, 2024, the Company had total manufacturing purchase commitments of $4.3 million.

Litigation
From time to time, the Company may become involved in various legal actions arising in the ordinary course of business. As of December 31, 2024, management was not aware of any existing, pending, or threatened legal actions that would have a material impact on the financial position, results of operations, or cash flows of the Company.